DEAN WITTER PRECIOUS METALS AND MINERALS TRUST  TWO WORLD TRADE CENTER, NEW
                                                YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997

DEAR SHAREHOLDER:

The twelve-month period ended October 31, 1997, was an extremely difficult one for precious metals and precious-metals-related securities. The Comex gold price began the fiscal year at $377 per ounce, down from its February 1996 peak of $415. The decline extended into January 1997 by falling to a near four-year low of $345. Then, after a brief rally in February, bullion resumed its decline in early July to around $320, tested that level in August and again in September, and staged another brief rally, to nearly $340, at the end of September. However, the recovery was short-lived and, as of October 31, 1997, gold had sunk to a 12-year low of $311.30.

The precious-metal sector has been bombarded with bad news all year. Gold continued to be pressured by concern over the selling of reserves by Europe's central banks to meet European Monetary Union (EMU) requirements and diversifying into "performing" assets, producer hedging and, importantly, speculative short selling. A proposal was made by the International Monetary Fund (IMF) to sell some of its reserves. However, that suggestion was met with strong opposition and was tabled. The Dutch central bank's sale of gold reserves was followed by the Bre-X scandal, in which the Bre-X company fraudulently, and vastly, overstated the quantity of gold present at their Indonesian mine. Then came the Swiss plan to use the proceeds from the sale of 400 tonnes of gold to provide for a fund to assist holocaust victims. Following that announcement was a disclosure that the Australian central bank had sold off two-thirds of its reserves. Next was another Swiss proposal to sell 1,400 tonnes of gold, or roughly one-half of Swiss reserves. This advice, which came from a panel of experts hired by the Swiss central bank, would, if taken, require a change in the Swiss constitution, which is unlikely, given the heavy political opposition it would face. However, in this nervous market the news provided the ammunition for short sellers to push gold to a 12-year low.

The gold market is ignoring, at least for the time being, such positive factors as strong demand. The World Gold Council's quarterly report showed that demand had reached record levels in the first nine months of 1997 and was up 11 percent over 1996 at 2,190 tonnes. India was the

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

driving force behind the increase, with nine-month demand there exceeding that of the whole of 1996. The recent currency crisis in Southeast Asia will diminish demand in those four countries. However, because the combined consumption of those nations represents only a small percentage of the world total, the effect on total global demand should be negligible. In fact, currency turmoil may ultimately have a positive impact on future demand if individuals in Hong Kong and China buy gold to protect their purchasing power from currency instability. On the production side, the low price of gold is forcing closures of high-cost mines. The strong demand and softening of incremental supply has tightened an already constricted market.
The gold market currently has some of the characteristics that led to the precious metals bull market of 1993. A number of parallels are undoubtedly there, such as depressed price, the resulting record levels of demand and heavy speculative short selling. The events of the past year notwithstanding, we view gold as an undervalued asset which at current levels provides an attractive opportunity. Granted, thriving paper assets do not create a favorable environment for gold, but present conditions have been compounded by concerns over central bank sales and, almost as important, rumored central bank sales and speculators, who have leveraged these concerns further by heavy short selling of gold bullion. In
1994 and 1995, gold averaged $385
per ounce under very sound
conditions -- healthy paper assets,
high real interest rates and low
inflation -- but it wasn't until
early 1996, when large speculators
initiated heavy short selling, that
gold prices and investor sentiment
both began their precipitous decline
to the current 12-year low.
Therefore, we believe that current
prices do not fully reflect the
underlying fundamentals but rather
psychology.
We remain skeptical of consensus
expectations that there will be large
central bank sales of gold, reflecting
a rethinking of the role of gold.
Bullion sales are unlikely, because of
gold's proven qualities as a
diversifying real asset (particularly
against the dollar), doubts that
central bankers would destroy a market
in which they are the single largest
investors, and legal and cultural
hurdles to such sales, both
domestically and internationally. We
expect the market to be positively
surprised once these large

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class B
($ in Thousands)
Average Annual Total Return
(Fund)
                                               Life of
1 Year                            5 Years         Fund
-33.29%(1)                      -0.34%(1)    -3.29%(1)
-36.36%(2)                      -0.70%(2)    -3.29%(2)
                                                             Lipper
                                     Fund   S&P 500(4)        IX(5)
August 1990                       $10,000      $10,000      $10,000
October 1990                       $8,570       $9,179       $8,663
October 1991                       $8,675      $12,251       $9,060
October 1992                       $7,984      $13,469       $7,436
October 1993                      $10,956      $15,476      $11,871
October 1994                      $11,634      $16,072      $13,717
October 1995                      $10,147      $20,313      $11,158
October 1996                      $11,764      $25,200      $13,251
October 1997                    $7,848(3)      $33,289       $8,559

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, since inception-0%). See Fund's current prospectus for complete details on fees and sales charges.
(3) Closing Value assuming a complete redemption on October 31, 1997.
(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(5) The Lipper Gold-Oriented Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Gold-Oriented Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this index.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

disposals of gold by the banks fail to materialize and bankers more clearly define their stance on bullion as a core reserve asset in early 1998 prior to the inception of EMU. We believe that this will restore investor confidence in gold as an asset, prompting investors to seek it as a hedge and initiate short covering.
PERFORMANCE AND PORTFOLIO
For the year ended October 31, 1997, Dean Witter Precious Metals and Minerals Trust Class B posted a total return of -33.29 percent, including a long-term capital gain distribution of $0.55 per share payable on December 31, 1996, to shareholders of record as of December 23, 1996. Over the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned 32.10 percent and the Lipper Gold-Oriented Funds Index returned -35.41 percent. The Fund's performance reflects the generally poor environment of the precious metals market during the period under review. Key holdings in the Fund include such high-quality positions as Newmont Mining Corp., Getchell Gold Corp., Euro-Nevada Mining Corp., Freeport-McMoran Copper & Gold, Inc. (Class A) and Barrick Gold Corp. The accompanying chart illustrates the performance of a $10,000 investment in the Fund versus that of similar hypothetical investments in the S&P 500 and the Lipper Gold-Oriented Funds Index.
LOOKING AHEAD
Long term, we believe the fundamental outlook for precious metals is positive. Demand is strong, particularly in India, and production growth is slowing as high-cost mines are closed. Future trends may depend to a large extent on the market's perception of the outcome of EMU issues, particularly the role that gold will play as a reserve to the new Euro currency. Regardless, however, of what develops concerning EMU, the strong manufacturing demand, which is expected to continue, should provide a favorable environment for precious metals investments.
We appreciate your support of Dean Witter Precious Metals and Minerals Trust and look forward to continuing to serve your investment objectives.
Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Dean Witter Precious Metals and Minerals Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

                                                                   NO. OF
    VOTE                                                           SHARES
    ----------------------------------------------------------  ------------
    For.......................................................     2,683,913
    Against...................................................       108,569
    Abstain...................................................       273,264

2)  ELECTION OF TRUSTEES:

Michael Bozic
For...............................................      2,786,783
Withheld..........................................        278,963
Charles A. Fiumefreddo
For...............................................      2,795,161
Withheld..........................................        270,585
Edwin J. Garn
For...............................................      2,795,594
Withheld..........................................        270,152
John R. Haire
For...............................................      2,787,944
Withheld..........................................        277,802
Wayne E. Hedien
For...............................................      2,791,653
Withheld..........................................        274,093
Dr. Manuel H. Johnson
For...............................................      2,793,774
Withheld..........................................        271,972
Michael E. Nugent
For...............................................      2,797,233
Withheld..........................................        268,513
Philip J. Purcell
For...............................................      2,798,723
Withheld..........................................        267,023
John L. Schroeder
For...............................................      2,794,746
Withheld..........................................        271,000

3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

                                                                     NO. OF
       VOTE                                                          SHARES
       ----------------------------------------------------------  ----------
       For.......................................................   2,542,825
       Against...................................................     207,152
       Abstain...................................................     315,769

4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

                                                                     NO. OF
       VOTE                                                          SHARES
       ----------------------------------------------------------  ----------
       For.......................................................   2,784,698
       Against...................................................      42,729
       Abstain...................................................     238,319

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (94.8%)
           AUSTRALIA (10.3%)
           COMMERCIAL SERVICES
 125,000   Henry Walker Group Ltd..................................................................  $   188,367
                                                                                                     -----------
           GOLD MINING
 350,000   Acacia Resources Ltd.*..................................................................      348,347
 300,000   Delta Gold*.............................................................................      252,324
  25,000   Lihir Gold Ltd. (ADR)*..................................................................      662,500
1,100,000  Normandy Mining Ltd.....................................................................    1,195,035
 150,000   Rangers Minerals NL.....................................................................      352,202
 125,375   Western Mining Corp. Holdings Ltd.*.....................................................      443,770
                                                                                                     -----------
                                                                                                       3,254,178
                                                                                                     -----------
           METALS & MINING
 200,000   North Ltd...............................................................................      522,591
                                                                                                     -----------

           TOTAL AUSTRALIA.........................................................................    3,965,136
                                                                                                     -----------
           CANADA (43.2%)
           DIAMONDS
  95,000   Aber Resources Ltd.*....................................................................    1,119,710
                                                                                                     -----------
           GOLD
 135,000   Euro-Nevada Mining Corp.................................................................    2,051,264
  50,000   Franco Nevada Mining Co.................................................................    1,155,567
 150,000   Romarco Minerals, Inc...................................................................      479,267
                                                                                                     -----------
                                                                                                       3,686,098
                                                                                                     -----------
           GOLD MINING
  80,000   Barrick Gold Corp. (ADR)................................................................    1,645,000
 185,000   Bema Gold Corp.*........................................................................      591,096
 115,000   Cambior, Inc. (ADR).....................................................................      905,625
 350,000   Geomaque Explorations Ltd.*.............................................................      683,400
  20,000   Goldcorp, Inc.*.........................................................................      110,054
 130,000   Goldcorp, Inc. (ADR)*...................................................................      715,000
 122,000   Greenstone Resources Ltd.*..............................................................      996,166
 400,000   Indomin Resources Ltd...................................................................      227,208
  90,000   Kinross Gold Corp.......................................................................      377,024
  80,000   Placer Dome, Inc. (ADR).................................................................    1,240,000
  50,000   Prime Resources Group, Inc..............................................................      333,712
 125,000   Prime Resources Group, Inc. (ADR)*......................................................      834,280
 125,000   Repadre Capital Corp.*..................................................................      621,272
 100,000   Sutton Resources Ltd.*..................................................................      717,126
   5,000   Teck Corp. (B Shares)...................................................................       86,978
  50,000   Teck Corp. (B Shares) (ADR).............................................................      869,782
 550,000   Vengold Inc.*...........................................................................      702,925
 200,000   Yamana Resources, Inc.*.................................................................      150,525
                                                                                                     -----------
                                                                                                      11,807,173
                                                                                                     -----------

           TOTAL CANADA............................................................................   16,612,981
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------

           PERU (2.8%)
           GOLD
  60,000   Compania de Minas Buenaventura S.A. (ADR)*..............................................  $ 1,076,250
                                                                                                     -----------

           UNITED KINGDOM (3.9%)
           GOLD MINING
  50,000   Randgold Resources, Ltd. (GDR)* - 144A**................................................      475,000
                                                                                                     -----------
           METALS & MINING
  20,000   Rio Tinto PLC (ADR).....................................................................    1,040,000
                                                                                                     -----------

           TOTAL UNITED KINGDOM....................................................................    1,515,000
                                                                                                     -----------

           UNITED STATES (34.6%)
           DIAMONDS
  50,000   Lazare Kaplan International, Inc........................................................      762,500
                                                                                                     -----------
           GOLD MINING
  40,000   Battle Mountain Gold Co.................................................................      245,000
  15,000   Bema Gold Corp.*........................................................................       47,812
 225,000   Canyon Resources Corp.*.................................................................      379,688
 100,000   Crown Resource Corp.*...................................................................      525,000
  80,000   Freeport-McMoran Copper & Gold, Inc. (Class A)..........................................    1,845,000
  65,000   Getchell Gold Corp.*....................................................................    2,340,000
 120,000   Homestake Mining Co.....................................................................    1,485,000
 200,000   Meridian Gold Inc.*.....................................................................      812,500
  25,000   Newmont Gold Co.........................................................................      903,125
  61,500   Newmont Mining Corp.....................................................................    2,152,500
                                                                                                     -----------
                                                                                                      10,735,625
                                                                                                     -----------
           PLATINUM & PALLADIUM
  75,000   Stillwater Mining Co.*..................................................................    1,556,250
                                                                                                     -----------
           SILVER
  20,000   Coeur D'Alene Mines Corp.*..............................................................      207,500
                                                                                                     -----------

           TOTAL UNITED STATES.....................................................................   13,261,875
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $44,291,482)...........................................................   36,431,242
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (a) (9.4%)
           U.S. GOVERNMENT AGENCIES (8.8%)
$  3,400   Federal Home Loan Mortgage Corp. 5.49-5.65% due 11/03/97-11/06/97 (AMORTIZED COST
             $3,398,709)...........................................................................  $ 3,398,709
                                                                                                     -----------

           REPURCHASE AGREEMENT (0.6%)
     249   The Bank of New York 5.50% due 11/03/97 (dated 10/31/97; proceeds $249,067) (b)
             (IDENTIFIED COST $248,952)............................................................      248,952
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $3,647,661)............................................................    3,647,661
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $47,939,143) (C)..........................................................  104.2 %   40,078,903

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (4.2)    (1,598,609)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 38,480,294
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $247,927 U.S. Treasury Note 6.00% due 07/31/02 valued at $253,932.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,118,528 and the aggregate gross unrealized depreciation is $8,978,768, resulting in net unrealized depreciation of $7,860,240.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $47,939,143)................................................................  $40,078,903
Receivable for:
    Shares of beneficial interest sold.........................................................       41,799
    Dividends..................................................................................       31,990
Prepaid expenses and other assets..............................................................       58,964
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   40,211,656
                                                                                                 -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..................................................    1,607,273
    Plan of distribution fee...................................................................       38,722
    Investment management fee..................................................................       31,000
Accrued expenses and other payables............................................................       54,367
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................    1,731,362
                                                                                                 -----------
     NET ASSETS................................................................................  $38,480,294
                                                                                                 -----------
                                                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $56,867,210
Net unrealized depreciation....................................................................   (7,860,375)
Accumulated net investment loss................................................................     (191,129)
Accumulated net realized loss..................................................................  (10,335,412)
                                                                                                 -----------
     NET ASSETS................................................................................  $38,480,294
                                                                                                 -----------
                                                                                                 -----------
CLASS A SHARES:
Net Assets.....................................................................................      $32,257
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        4,703
     NET ASSET VALUE PER SHARE.................................................................        $6.86
                                                                                                 -----------
                                                                                                 -----------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE)............................................................................        $7.24
                                                                                                 -----------
                                                                                                 -----------
CLASS B SHARES:
Net Assets.....................................................................................  $37,964,399
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    5,546,284
     NET ASSET VALUE PER SHARE.................................................................        $6.85
                                                                                                 -----------
                                                                                                 -----------
CLASS C SHARES:
Net Assets.....................................................................................     $474,996
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       69,409
     NET ASSET VALUE PER SHARE.................................................................        $6.84
                                                                                                 -----------
                                                                                                 -----------
CLASS D SHARES:
Net Assets.....................................................................................       $8,642
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        1,259
     NET ASSET VALUE PER SHARE.................................................................        $6.86
                                                                                                 -----------
                                                                                                 -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997*

NET INVESTMENT INCOME:
INCOME
Dividends (net of $19,218 foreign withholding tax)............................................  $    339,125
Interest......................................................................................       292,931
                                                                                                ------------
     TOTAL INCOME.............................................................................       632,056
                                                                                                ------------
EXPENSES
Plan of distribution fee (Class A shares).....................................................            14
Plan of distribution fee (Class B shares).....................................................       510,120
Plan of distribution fee (Class C shares).....................................................           938
Investment management fee.....................................................................       408,911
Transfer agent fees and expenses..............................................................        91,291
Professional fees.............................................................................        56,344
Registration fees.............................................................................        53,300
Shareholder reports and notices...............................................................        48,932
Custodian fees................................................................................        21,452
Trustees' fees and expenses...................................................................        10,390
Other.........................................................................................         5,740
                                                                                                ------------
     TOTAL EXPENSES...........................................................................     1,207,432
                                                                                                ------------
     NET INVESTMENT LOSS......................................................................      (575,376)
                                                                                                ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments...............................................................................    (9,100,062)
    Foreign exchange transactions.............................................................        (1,161)
                                                                                                ------------
     NET LOSS.................................................................................    (9,101,223)
                                                                                                ------------
Net change in unrealized appreciation/ depreciation on:
    Investments...............................................................................    (9,193,814)
    Translation of other assets and liabilities denominated in foreign currencies.............          (145)
                                                                                                ------------
     NET DEPRECIATION.........................................................................    (9,193,959)
                                                                                                ------------
     NET LOSS.................................................................................   (18,295,182)
                                                                                                ------------
NET DECREASE..................................................................................  $(18,870,558)
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE YEAR        FOR THE YEAR
                                                   ENDED              ENDED
                                             OCTOBER 31, 1997*   OCTOBER 31, 1996
---------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................    $   (575,376)       $  (552,437)
Net realized gain (loss)...................      (9,101,223)         3,861,093
Net change in unrealized
  appreciation/depreciation................      (9,193,959)         4,900,602
                                             -----------------   ----------------

     NET INCREASE (DECREASE)...............     (18,870,558)         8,209,258
                                             -----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income
    Class B shares.........................        (656,572)          --
Net realized gain
    Class B shares.........................      (3,712,483)        (1,036,713)
                                             -----------------   ----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS.....      (4,369,055)        (1,036,713)
                                             -----------------   ----------------
Net increase (decrease) from transactions
  in shares of beneficial interest.........         878,665         (1,779,587)
                                             -----------------   ----------------

     NET INCREASE (DECREASE)...............     (22,360,948)         5,392,958

NET ASSETS:
Beginning of period........................      60,841,242         55,448,284
                                             -----------------   ----------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT
    LOSSES OF $191,129 AND $567,810,
    RESPECTIVELY)..........................    $ 38,480,294        $60,841,242
                                             -----------------   ----------------
                                             -----------------   ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Precious Metals and Minerals Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund will attempt to achieve its investment objective by investing principally in the securities of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, distribution or trading of precious metals and minerals or in companies engaged in financing, managing, controlling or operating companies engaged in these activities and also by investing a portion of its assets in gold, silver, platinum and palladium bullion and coins. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on August 6, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,486,664 at October 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $168,786 and $270, respectively. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1997 aggregated $24,268,174 and $26,955,238, respectively. Included in the aforementioned are sales of U.S. Government securities of $3,337,938.

For the year ended October 31, 1997, the Fund incurred $750 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,300.

5. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had a net capital loss carryover of approximately $10,239,000 available through October 31, 2005 to offset future capital gains to the extent provided by regulations.

As of October 31, 1997, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to a net operating loss and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $584,805, accumulated net realized loss was charged $1,023,824 and accumulated net investment loss was credited $1,608,629.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1997, there were no outstanding forward contracts.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR               FOR THE YEAR
                                                              ENDED                      ENDED
                                                        OCTOBER 31, 1997           OCTOBER 31, 1996
                                                    -------------------------  -------------------------
                                                      SHARES        AMOUNT       SHARES        AMOUNT
                                                    -----------  ------------  -----------  ------------
CLASS A SHARES*
Sold..............................................        4,703  $     37,724      --            --
                                                    -----------  ------------  -----------  ------------

CLASS B SHARES
Sold..............................................   12,331,939   111,539,261   11,549,105  $136,343,744
Reinvestment of dividends and distributions.......      402,436     4,004,238       90,619       963,279
Redeemed..........................................  (12,648,999) (115,262,441) (11,855,110) (139,086,610)
                                                    -----------  ------------  -----------  ------------
Net increase (decrease) -- Class B................       85,376       281,058     (215,386)   (1,779,587)
                                                    -----------  ------------  -----------  ------------

CLASS C SHARES*
Sold..............................................       95,151       732,145      --            --
Redeemed..........................................      (25,742)     (182,272)     --            --
                                                    -----------  ------------  -----------  ------------
Net increase -- Class C...........................       69,409       549,873      --            --
                                                    -----------  ------------  -----------  ------------

CLASS D SHARES*
Sold..............................................        1,259        10,010      --            --
                                                    -----------  ------------  -----------  ------------
Net increase (decrease) in Fund...................      160,747  $    878,665     (215,386) $ (1,779,587)
                                                    -----------  ------------  -----------  ------------
                                                    -----------  ------------  -----------  ------------

---------------------

 *   For the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                   FOR THE YEAR ENDED OCTOBER 31                             AUGUST 6, 1990*
                          --------------------------------------------------------------------------------       THROUGH
                          1997**++      1996        1995        1994        1993        1992        1991     OCTOBER 31, 1990
-----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of period....   $11.14       $9.77      $11.45      $10.80       $7.87       $8.59       $8.57         $10.00
                          --------    --------    --------    --------    --------    --------    --------        ------

Net investment income
 (loss).................    (0.10)      (0.10)      (0.08)      (0.06)      (0.04)      (0.05)       0.06           0.05

Net realized and
 unrealized gain
 (loss).................    (3.35)       1.66       (1.38)       0.73        2.97       (0.62)       0.03          (1.48)
                          --------    --------    --------    --------    --------    --------    --------        ------

Total from investment
 operations.............    (3.45)       1.56       (1.46)       0.67        2.93       (0.67)       0.09          (1.43)
                          --------    --------    --------    --------    --------    --------    --------        ------

Less dividends and
 distributions from:
   Net investment
   income...............    (0.13)      --          --          --          --          (0.04)      (0.07)       --
   Net realized gain....    (0.71)      (0.19)      (0.22)      (0.02)      --          (0.01)      --           --
                          --------    --------    --------    --------    --------    --------    --------        ------

Total dividends and
 distributions..........    (0.84)      (0.19)      (0.22)      (0.02)      --          (0.05)      (0.07)       --
                          --------    --------    --------    --------    --------    --------    --------        ------

Net asset value, end of
 period.................    $6.85      $11.14       $9.77      $11.45      $10.80       $7.87       $8.59          $8.57
                          --------    --------    --------    --------    --------    --------    --------        ------
                          --------    --------    --------    --------    --------    --------    --------        ------

TOTAL INVESTMENT
RETURN+.................   (33.29)%     15.93%     (12.78)%      6.18%      37.23%      (7.97)%      1.23%        (14.30)%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses................     2.36%       2.27%       2.29%       2.28%       2.79%       3.30%       2.18%(4)        1.49%(2)(3)

Net investment income
 (loss).................    (1.13)%     (0.84)%     (0.70)%     (0.87)%     (1.07)%     (0.74)%      0.93%(4)        2.99%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands...  $37,964     $60,841     $55,448     $73,444     $45,204     $15,135     $11,246        $ 5,843

Portfolio turnover
 rate...................       53%         46%         23%         46%         25%          9%         11%       --

Average commission rate
 paid...................   $0.0245     $0.0217      --          --          --          --          --           --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager (after application of the Fund's expense limitation), the above annualized expense and net investment income ratios would have been 3.50% and 0.98%, respectively.
(4) If the Fund had borne all expenses that were assumed or waived by the Investment Manager (after application of the Fund's expense limitation), the above annualized expense and net investment income ratios would have been 3.50% and (0.39)%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                         THROUGH
                                                    OCTOBER 31, 1997++
----------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............        $ 7.95
Net realized and unrealized loss..................         (1.09)
                                                          ------
Net asset value, end of period....................        $ 6.86
                                                          ------
                                                          ------

TOTAL INVESTMENT RETURN+..........................        (13.71)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          1.61%(2)
Net investment loss...............................         (0.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........           $32
Portfolio turnover rate...........................            53%
Average commission rate paid......................        $0.0245

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............        $ 7.95
                                                          ------
Net investment loss...............................         (0.02)
Net realized and unrealized loss..................         (1.09)
                                                          ------
Total from investment operations..................         (1.11)
                                                          ------
Net asset value, end of period....................        $ 6.84
                                                          ------
                                                          ------

TOTAL INVESTMENT RETURN+..........................        (13.96)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          2.37%(2)
Net investment loss...............................         (0.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........          $475
Portfolio turnover rate...........................            53%
Average commission rate paid......................        $0.0245

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                         THROUGH
                                                    OCTOBER 31, 1997++
----------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..............        $ 7.95

Net realized and unrealized loss..................         (1.09)
                                                          ------

Net asset value, end of period....................        $ 6.86
                                                          ------
                                                          ------

TOTAL INVESTMENT RETURN+..........................        (13.71)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          1.35%(2)

Net investment income.............................          0.22%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........            $9

Portfolio turnover rate...........................            53%

Average commission rate paid......................        $0.0245

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER PRECIOUS METALS AND MINERALS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Precious Metals and Minerals Trust (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 5, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1997, the Fund paid to shareholders $0.55 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

Robert Rossetti
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
PRECIOUS METALS
AND MINERALS TRUST

                               [PHOTO]

ANNUAL REPORT
OCTOBER 31, 1997